Off-balance sheet accounts - Disclosure of off balance sheet accounts (Detail) - PEN (S/) S/ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Indirect loans		S/ 5,068,694	S/ 4,743,480
Notional amount asset	[1]	10,736,076	8,056,031
Derivative liabilities notional amount		2,334,880	2,578,515
Off balance sheet total		13,070,956	10,634,546
Notional amount of assets and liabilities off balance sheet total one		31,675,978	28,689,167
Forward Currency Agreements Purchase [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset		2,514,195	1,811,147
Forward Currency Agreements Sale [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset		4,078,348	2,316,809
Forward Foreign Currency Agreements In Other Currencies [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset		499,528	747,736
Foreign Currency Delivery And Receipt In Soles [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset		156,678	283,648
Soles Delivery And Receipt In Foreign Currency [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset		1,742,670	1,087,151
Consumer Credit Lines And Consumer Loans [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Contractual capital commitments		10,564,239	11,295,837
Commercial Credit Lines And Commercial Loans [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Contractual capital commitments		2,972,089	2,015,304
Foreign Currency Options [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset		2,518	279,047
Guarantees and stand-by letters [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Indirect loans		4,695,331	4,302,772
Import And Export Letter Of Credit [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Indirect loans		373,363	440,708
Interest Rate Swaps [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset		1,742,139	1,530,493
Cross Currency Swaps [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Derivative liabilities notional amount		S/ 2,334,880	S/ 2,578,515

[1]	During the years 2024, 2023 and 2022, the Group recognized losses for S/13,793,000, gains for S/68,315,000 and losses for S/4,523,000 , respectively, as a result of the valuation of derivative financial instruments held for trading, which were recorded in the caption “Net (loss) gain from financial assets at fair value through profit or loss” in the consolidated statement of income.